Share-based payment arrangements - Fair value assumptions (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair value assumptions
Weighted-average remaining contractual term - shares exercisable	4 years 7 months 6 days	5 years 8 months 12 days
Stock options
Fair value assumptions
Fair value at grant date	$ 3.79	$ 9.38
Share price at grant date	6.67	14.63
Exercise price	$ 6.42	$ 13.49
Expected volatility	70.40%	76.50%
Expected life	5 years 4 months 24 days	9 years 6 months
Risk-free interest rate (based on government bonds)	1.23%	0.15%
Total intrinsic value of options exercised	$ 7,628	$ 70,876
Total fair value of shares vested	24,977	13,504
Aggregate intrinsic value of shares outstanding at the end of the period	$ 28,529	$ 83,198
Weighted-average remaining contractual term - shares outstanding and vested	5 years 2 months 12 days	5 years 10 months 24 days